Remuneration and other benefits paid to the Bank’s directors and senior managers - Salaries (Details)	12 Months Ended
Dec. 31, 2020 Annuity payment
Remuneration of key personnel
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payment	5
Variable renumeration deferred payment, number of annuities	3
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Variable renumeration deferred payment, number of annuities	3
Percentage paid in cash	50.00%
Percentage paid in shares	50.00%